Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Derivative Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Senior Notes, Current	$ 453,298	$ 140,001
Proceeds from Issuance of Senior Long-term Debt	318,481
Change in fair market value of derivative liabilities	$ 35,037	$ (1,838)